SUBSEQUENT EVENTS (Details) - Subsequent event £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2018 USD ($) item	Feb. 28, 2018 GBP (£)	Feb. 28, 2018 USD ($)	Jan. 31, 2018 item
Photon Energy NV | 1.14 Gigawatt Peak (GWP) five utility-scale solar power project
SUBSEQUENT EVENTS
Number of utility developed				5
Greencoat Solar II LP | 142 Megawatt (MWp) solar power plants
SUBSEQUENT EVENTS
Sale proceeds		£ 191.2	$ 267.7
Distribution cost		£ 3.8	$ 5.3
Korea Electric Power Corporation | 309 Megawatt (MWp) three solar power plants
SUBSEQUENT EVENTS
Sale proceeds | $	$ 720.0
Number of solar power plants sold	3